UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 49.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	538,329	$5,733
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	765,818	7,168
SEI Institutional Managed Trust High Yield Bond Fund, Class A	248,401	1,918
SEI Institutional Managed Trust Real Return Fund, Class A	459,121	4,775
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	363,369	3,823

Total Fixed Income Funds (Cost $22,785) ($ Thousands)		23,417

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	949,306	9,560
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	226,116	2,392
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	238,743	2,387

Total Multi-Asset Funds (Cost $14,211) ($ Thousands)		14,339

EQUITY FUNDS — 6.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	148,593	1,443
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	106,100	1,450

Total Equity Funds (Cost $2,414) ($ Thousands)		2,893

MONEY MARKET FUND (A) — 14.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,099,307	7,099

Total Money Market Fund (Cost $7,099) ($ Thousands)		7,099

Total Investments — 100.1% (Cost $46,509) ($ Thousands)†		$47,748

Percentages are based on Net Assets of $47,702 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.
†	At December 31, 2012, the tax basis cost of the Fund’s investments was $46,704 ($ Thousands), and the unrealized appreciation and depreciation were $1,160 ($ Thousands) and $(116) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

EQUITY FUNDS — 60.2%
SEI Institutional Managed Trust Real Estate Fund, Class A	142,988	$2,159
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	316,473	4,326

Total Equity Funds (Cost $3,934) ($ Thousands)		6,485

FIXED INCOME FUND — 39.6%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	552,296	4,264

Total Fixed Income Fund (Cost $4,417) ($ Thousands)		4,264

MONEY MARKET FUND (A) — 0.7%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	76,941	77

Total Money Market Fund (Cost $77) ($ Thousands)		77

Total Investments — 100.5% (Cost $8,428) ($ Thousands)†		$10,826

Percentages are based on Net Assets of $10,770 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $9,557 ($ Thousands), and the unrealized appreciation and depreciation were $1,483 ($ Thousands) and $(214) ($ Thousands),respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Conservative Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 47.9%
SEI Daily Income Trust Short-Duration Government Fund, Class A	238,461	$2,540
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	1,899,699	17,781
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,342,901	10,166
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,155,478	8,920
SEI Institutional Managed Trust Real Return Fund, Class A	854,160	8,883
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,207,227	12,700

Total Fixed Income Funds (Cost $58,905) ($ Thousands)		60,990

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,892,262	19,055
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	841,341	8,902
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,015,230	10,152

Total Multi-Asset Funds (Cost $37,503) ($ Thousands)		38,109

EQUITY FUNDS — 17.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,184,772	11,504
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	751,970	10,280

Total Equity Funds (Cost $17,798) ($ Thousands)		21,784

MONEY MARKET FUND (A) — 4.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,205,226	6,205

Total Money Market Fund (Cost $6,205) ($ Thousands)		6,205

Total Investments — 99.9% (Cost $120,411) ($ Thousands)†		$127,088

Percentages are based on Net Assets of $127,253 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.
†	At December 31, 2012, the tax basis cost of the Fund’s investments was $121,158 ($ Thousands), and the unrealized appreciation and depreciation were $5,960 ($ Thousands) and $(30) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.5%

EQUITY FUNDS — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	487,321	$7,359
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,103,110	15,079

Total Equity Funds (Cost $16,158) ($ Thousands)		22,438

FIXED INCOME FUND — 32.5%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,409,701	10,883

Total Fixed Income Fund (Cost $8,168) ($ Thousands)		10,883

Total Investments — 99.5% (Cost $24,326) ($ Thousands)†		$33,321

Percentages are based on Net Assets of $33,489 ($ Thousands).

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $24,470 ($ Thousands), and the unrealized appreciation and depreciation were $8,856 ($ Thousands) and $(5) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Moderate Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 40.7%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,342,951	$21,930
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	979,899	11,338
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,495,962	11,324
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,309,823	25,552
SEI Institutional Managed Trust Real Return Fund, Class A	1,631,166	16,964
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,689,627	28,295

Total Fixed Income Funds (Cost $105,116) ($ Thousands)		115,403

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,751,422	28,422
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,810,582	28,303
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	2,827,354	28,273

Total Multi-Asset Funds (Cost $83,941) ($ Thousands)		84,998

EQUITY FUNDS — 29.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	4,397,714	42,702
SEI Institutional Managed Trust Large Cap Fund, Class A	997,202	11,508
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,094,223	28,628

Total Equity Funds (Cost $73,254) ($ Thousands)		82,838

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	356,365	356

Total Money Market Fund (Cost $356) ($ Thousands)		356

Total Investments — 99.9% (Cost $262,667) ($ Thousands)†		$283,595

Percentages are based on Net Assets of $283,966 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $271,863 ($ Thousands), and the unrealized appreciation and depreciation were $13,589 ($ Thousands) and $(1,857) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 82.3%
SEI Institutional International Trust International Equity Fund, Class A	679,923	$5,786
SEI Institutional Managed Trust Real Estate Fund, Class A	383,190	5,786
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	840,613	11,659
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,167,419	29,629

Total Equity Funds (Cost $39,213) ($ Thousands)		52,860

FIXED INCOME FUND — 17.6%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,468,773	11,339

Total Fixed Income Fund (Cost $10,904) ($ Thousands)		11,339

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	116,975	117

Total Money Market Fund (Cost $117) ($ Thousands)		117

Total Investments — 100.1% (Cost $50,234) ($ Thousands)†		$64,316

Percentages are based on Net Assets of $64,265 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $51,707 ($ Thousands), and the unrealized appreciation and depreciation were $12,638 ($ Thousands) and $(29) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 66.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,593,506	$17,242
SEI Institutional International Trust International Equity Fund, Class A	5,394,479	45,907
SEI Institutional Managed Trust Large Cap Fund, Class A	9,512,334	109,772
SEI Institutional Managed Trust Small Cap Fund, Class A	1,704,869	17,373

Total Equity Funds (Cost $165,661) ($ Thousands)		190,294

MULTI-ASSET FUND — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	5,528,461	57,109

Total Multi-Asset Fund (Cost $55,336) ($ Thousands)		57,109

FIXED INCOME FUNDS — 13.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,717,520	19,872
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,492,558	19,242

Total Fixed Income Funds (Cost $30,027) ($ Thousands)		39,114

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	362,307	362

Total Money Market Fund (Cost $362) ($ Thousands)		362

Total Investments — 100.2% (Cost $251,386) ($ Thousands)†		$286,879

Percentages are based on Net Assets of $286,301 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
1/31/13	BBH	EUR	6,356	USD	8,412	$31

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	286,517	—	—	286,517
Money Market Fund	362	—	—	362

Total Investments in Securities	$286,879	$—	$—	$286,879

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$31	$—	$31

Total Other Financial Instruments $	$—	$31	$—	$31

*	Forwards contracts are valued at unrealized appreciation on the instrument.

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.

EUR — Euro

USD — U.S. Dollar

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $254,344 ($ Thousands), and the unrealized appreciation and depreciation were $34,112 ($ Thousands) and $(1,577) ($ Thousands), respectively.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.4%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	74,309	$804
SEI Institutional International Trust International Equity Fund, Class A	754,648	6,422
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,632,791	22,647
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	421,535	5,665

Total Equity Funds (Cost $21,974) ($ Thousands)		35,538

FIXED INCOME FUNDS — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	137,290	1,589
SEI Institutional Managed Trust High Yield Bond Fund, Class A	400,302	3,090

Total Fixed Income Funds (Cost $3,558) ($ Thousands)		4,679

Total Investments — 99.4% (Cost $25,532) ($ Thousands)†		$40,217

Percentages are based on Net Assets of $40,468 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $25,625 ($ Thousands), and the unrealized appreciation and depreciation were $14,599 ($ Thousands) and $(7) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Market Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 37.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	473,301	$5,476
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,187,071	9,164
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,888,350	19,866

Total Fixed Income Funds (Cost $32,153) ($ Thousands)		34,506

EQUITY FUNDS — 32.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	256,150	2,772
SEI Institutional International Trust International Equity Fund, Class A	867,132	7,379
SEI Institutional Managed Trust Large Cap Fund, Class A	1,448,565	16,716
SEI Institutional Managed Trust Small Cap Fund, Class A	273,780	2,790

Total Equity Funds (Cost $26,268) ($ Thousands)		29,657

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	1,777,953	18,366
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	912,681	9,127

Total Multi-Asset Funds (Cost $26,949) ($ Thousands)		27,493

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	159,198	159

Total Money Market Fund (Cost $159) ($ Thousands)		159

Total Investments — 100.0% (Cost $85,529) ($ Thousands)†		$91,815

Percentages are based on Net Assets of $91,810 ($ Thousands).

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Maturity Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/13	BBH	EUR	1,022	USD	1,352	$5

The following is a list of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	91,656	—	—	91,656
Money Market Fund	159	—	—	159

Total Investments in Securities	$91,815	$—	$—	$91,815

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$—	$5	$—	$5

Total Other Financial Instruments	$—	$5	$—	$5

*	Forwards contracts are valued at unrealized appreciation on the instrument.

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.

EUR — Euro

USD — U.S. Dollar

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $85,668 ($ Thousands), and the unrealized appreciation and depreciation were $6,276 ($ Thousands) and $(129) ($ Thousands), respectively.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	31,642	$342
SEI Institutional International Trust International Equity Fund, Class A	321,334	2,735
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	695,304	9,644
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	179,504	2,412

Total Equity Funds (Cost $9,980) ($ Thousands)		15,133

FIXED INCOME FUNDS — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	58,453	676
SEI Institutional Managed Trust High Yield Bond Fund, Class A	170,445	1,316

Total Fixed Income Funds (Cost $1,533) ($ Thousands)		1,992

Total Investments — 99.8% (Cost $11,513) ($ Thousands)†		$17,125

Percentages are based on Net Assets of $17,154 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $11,534 ($ Thousands), and the unrealized appreciation and depreciation were $5,592 ($ Thousands) and $(1) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 44.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,366,681	$14,788
SEI Institutional International Trust International Equity Fund, Class A	4,771,105	40,602
SEI Institutional Managed Trust Large Cap Fund, Class A	8,050,716	92,905
SEI Institutional Managed Trust Small Cap Fund, Class A	1,460,769	14,885

Total Equity Funds (Cost $139,394) ($ Thousands)		163,180

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,112,218	73,470
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	3,652,102	36,521

Total Multi-Asset Funds (Cost $107,694) ($ Thousands)		109,991

FIXED INCOME FUNDS — 25.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,209,569	25,565
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,325,388	25,672
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,082,240	42,945

Total Fixed Income Funds (Cost $85,644) ($ Thousands)		94,182

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	539,459	539

Total Money Market Fund (Cost $539) ($ Thousands)		539

Total Investments — 99.9% (Cost $333,271) ($ Thousands)†		$367,892

Percentages are based on Net Assets of $368,312 ($ Thousands).

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Maturity Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($Thousands)
1/31/13	BBH	EUR	5,633	USD	7,455	$28

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	367,353	—	—	367,353
Money Market Fund	539	—	—	539

Total Investments in Securities	$367,892	$—	$—	$367,892

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$—	$28	$—	$28

Total Other Financial Instruments	$—	$28	$—	$28

*	Forwards contracts are valued at unrealized appreciation on the instrument.

EUR — Euro

USD — U.S. Dollar

(A)	Rate shown is the 7-day effective yield as of December 31, 2012.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $336,768 ($ Thousands), and the unrealized appreciation and depreciation were $31,915 ($ Thousands) and $(791) ($ Thousands), respectively.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 88.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	165,539	$1,791
SEI Institutional International Trust International Equity Fund, Class A	1,669,840	14,210
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,597,618	49,899
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	931,903	12,525

Total Equity Funds (Cost $48,848) ($ Thousands)		78,425

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	305,874	3,539
SEI Institutional Managed Trust High Yield Bond Fund, Class A	886,262	6,842

Total Fixed Income Funds (Cost $9,442) ($ Thousands)		10,381

Total Investments — 100.1% (Cost $58,290) ($ Thousands)		$88,573

Percentages are based on Net Assets of $88,750 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $60,684 ($ Thousands), and the unrealized appreciation and depreciation were $28,155 ($ Thousands) and $(266) ($ Thousands), respectively.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12	SEI Asset Allocation Trust / Quarterly Report / December 31, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: March 1, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: March 1, 2013